ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowances for accounts receivable
Movement of allowances
Beginning of the year	$ 31,817	$ 38,483	$ 47,582
Allowances made (reversed) during the year, net	(1,084)	(5,843)	(1,897)
Accounts written-off against allowances	(858)	(9)	(7,878)
Foreign exchange effect	(1,719)	(814)	676
Closing balance	28,156	31,817	38,483
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	37,735	40,047	38,545
Allowances made (reversed) during the year, net	1,291	4	855
Accounts written-off against allowances	(9,465)
Foreign exchange effect	(932)	(2,316)	647
Closing balance	28,629	37,735	40,047
Allowances for other receivables
Movement of allowances
Beginning of the year	830	887	756
Allowances made (reversed) during the year, net	3,257	(53)	108
Foreign exchange effect	(202)	(4)	23
Closing balance	$ 3,885	$ 830	$ 887